RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Disclosure of transactions between related parties	the following table summarizes the transactions the partnership has entered into with related parties for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
(US$ MILLIONS)	2022	2021	2020
Transactions during the period
Business services revenues (1)	$259	$439	$612
Interest income	11	—	—
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(1)Within the business services segment, the partnership provides construction services to affiliates of Brookfield.

Inclusive of those described above, the following table summarizes balances with related parties as at December 31, 2022 and 2021:

(US$ MILLIONS)	2022	2021
Balances at end of period
Financial assets	$118	$—
Accounts and other receivable, net	579	138
Accounts payable and other (1)	603	549
Non-recourse borrowings in subsidiaries of the partnership	55	56
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(1)Includes $315 million (2021: $326 million) related to a tax receivable agreement payable to related parties by the partnership’s advanced energy storage operations.